Revenue and Related Matters - Costs to obtain a contract (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capitalized Contract Cost [Roll Forward]
Balance as of December 31	$ 292	$ 288	$ 288	$ 377	$ 440
Capitalization of costs to obtain a contract	46	97	362	528	1,387
Recognition of costs to obtain a contract	(140)	(95)	(358)	(617)	(1,450)
Balance as of March 31	$ 198	$ 290	$ 292	$ 288	$ 377